Note 18 - 401(k) Plan (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan, Employer Discretionary Contribution Percentage	4.00%
Contributions by Employer to Postemployment Benefit Obligations	$ 0.3	$ 0.4